Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Accounting Estimates and Judgements

Significant areas where judgment is applied, apart from those involving estimations, are:

COVID-19 Uncertainty

In March 2020, the World Health Organization declared a global pandemic related to COVID-19. Many countries, including Canada, the United States and Argentina, where the Company operates, announced mandatory emergency measures and restrictions on businesses and individuals to mitigate the spread of the virus. The outbreak and the related mitigation measures have had and will continue to have an adverse impact on global economic conditions as well as on the Company’s activities.

On March 20, 2020, following the Presidential decree for mandatory social isolation in Argentina, construction of the Cauchari-Olaroz lithium project was temporarily suspended. Engineering, procurement and manufacturing of equipment, and other offsite activities continued.

In April 2020, after the mandatory quarantine, Minera Exar implemented COVID-19 health and safety protocols, approved by Jujuy Province, at site and at the Jujuy office. Following this, limited construction activities resumed in mid-April 2020.

By the end of Q2 2020, the number of positive COVID-19 cases in the Province of Jujuy had increased. In early July, the Company announced a second temporary suspension of construction activities at the Cauchari-Olaroz project site as a health and safety measure in response to workers testing positive for COVID-19. Again, engineering, procurement and manufacturing of equipment, and other offsite activities, continued. In September 2020 construction activities at the Cauchari-Olaroz Project resumed with enhanced COVID-19 protocols in effect.

During the two temporary suspension periods, onsite construction activities were stopped and certain costs, primarily associated with idled labor, were expensed. Such costs were $1,893 for the project during the year ended December 31, 2020 and the Company’s share of such costs was $947. As significant offsite activities continued during the onsite construction suspension periods, interest costs continued to be capitalized.

Joint Arrangements

If a company is a party to an arrangement over which it does not have sole control, judgment is required in determining whether joint control over this arrangement exists and, if so, which parties have joint control and whether an arrangement is a joint venture or joint operation. In assessing whether joint control exists, the Company analyzes the activities of each arrangement and determines which activities most significantly affect the returns of the arrangement over its life. These activities are determined to be the relevant activities of the arrangement. If unanimous consent is required over the decisions about the relevant activities, the parties whose consent is required would have joint control over the arrangement. The judgments around which activities are considered the relevant activities of the arrangement are subject to analysis by each of the parties to the arrangement and may be interpreted differently.

3.	SIGNIFICANT ACCOUNTING POLICIES (continued)

When performing this assessment, the Company generally considers decisions about activities such as managing the asset while it is being designed, developed and constructed, during its operating life and during the closure period.

The Company may also consider other activities including the approval of budgets, expansion and disposition of assets, financing, significant operating and capital expenditures, appointment of key management personnel, representation on the board of directors and other items. When circumstances or contractual terms change, the Company reassesses the control group and the relevant activities of the arrangement.

If a company has joint control over the arrangement, an assessment of whether the arrangement is a joint venture or joint operation is required. This assessment is based on whether a company has rights to the assets and obligations for the liabilities relating to the arrangement or whether a company has rights to the net assets of the arrangement. In making this determination, the Company reviews the legal form of the arrangement, the terms of the contractual arrangement and other facts and circumstances. In a situation where the legal form and the terms of the contractual arrangement do not give the Company rights to the assets and obligations for the liabilities, an assessment of other facts and circumstances is required, including whether the activities of the arrangement are primarily designed for the provision of output to the parties and whether the parties are substantially the only source of cash flows contributing to the arrangement. The consideration of other facts and circumstances may result in the conclusion that a joint arrangement is a joint operation. This conclusion requires judgment and is specific to each arrangement.

On closing of the 2019 Project Investment (as defined in Note 5) on August 16, 2019, Lithium Americas and Ganfeng implemented certain amendments to the Shareholders Agreement governing the Cauchari-Olaroz joint arrangement, including the provision of equal representation on the Minera Exar board of directors and the Management Committee governing the project and an obligation to purchase all of the output of Minera Exar at market price.

An analysis of the facts and circumstances led the Company to conclude that upon closing of the 2019 Project Investment, Minera Exar and Exar Capital B.V. were a joint operation (“Joint Operation”) for the purposes of the Company’s consolidated financial statements. The other facts and circumstances considered include the provision of output to the parties of the joint arrangement, agreement by the Company and Ganfeng to fund the construction of the project, jointly control the project’s budget, be the sole source of funding for Minera Exar, and distribute the project’s free cash flow (as defined in the Shareholders’ Agreement) upon commencement of commercial production. For Minera Exar, the Company and Ganfeng will take their share of the output from the assets directly over the life of the arrangement. Exar Capital B.V. is subject to the same constraints and controls as Minera Exar.

Upon closing of the 2020 Cauchari Transaction (as defined in Note 5) on August 27, 2020, Ganfeng became the controlling shareholder of Minera Exar and Exar Capital (as defined in Note 5) while Lithium Americas received fulsome minority shareholder protection rights. The Company retains a 49% interest and significant influence over Minera Exar and Exar Capital; as a result, the Company concluded that the current arrangement constitutes an investment in an associate for each of Minera Exar and Exar Capital. As such, the Company is accounting for such investments using the equity accounting method from the date of closing of the 2020 Cauchari Transaction.

3.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Impairment of exploration and evaluation assets

The application of the Company’s accounting policy for impairment of exploration and evaluation assets requires judgment to determine whether indicators of impairment exist including information such as, the period for which the Company has the right to explore including expected renewals, whether substantive expenditures on further exploration and evaluation of resource properties are budgeted and evaluation of the results of exploration and evaluation activities up to the reporting date. Management has performed an impairment indicator assessment on the Company’s exploration and evaluation assets and has concluded that no impairment indicators exist as of December 31, 2020.

Impairment of investments in associates

The application of the Company’s accounting policy for the impairment assessment of its investments in associates requires judgment to determine whether objective evidence of impairment exists. An impairment review includes consideration of both external and internal sources of information, including factors such as market and economic conditions, taxation, prices and forecasts, capital expenditure requirements, future operating costs and production volumes. Management has performed an assessment and concluded that no objective evidence of impairment exists as of December 31, 2020.

Principles of Consolidation

Principles of Consolidation

These consolidated financial statements include the accounts of Lithium Americas Corp. and its wholly-owned US subsidiaries Lithium Nevada Corp., KV Project LLC, and RheoMinerals Inc., and Canadian wholly-owned subsidiary 2265866 Ontario Inc. All intercompany transactions and balances have been eliminated.

Subsidiaries are all entities over which the Company has control. The Company controls an entity when the group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases. Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.

Joint Arrangements and Investments in Associates

Joint Arrangements and Investments in Associates

A joint arrangement is defined as one over which two or more parties have joint control, which is the contractually agreed sharing of control over an arrangement. This exists only when the decisions about the relevant activities (being those that significantly affect the returns of the arrangement) require the unanimous consent of the parties sharing control. There are two types of joint arrangements: joint operations and joint ventures.

A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets and are the only source of funding the liabilities relating to the arrangement. The Company recognizes its share of any assets, liabilities, revenues and expenses of a joint operation.

3.	SIGNIFICANT ACCOUNTING POLICIES (continued)

A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Investments in joint ventures are accounted for using the equity method.

Investment in Associates

Investments in Associates

Associates are all entities over which the group has significant influence but not control or joint control. This is generally the case where the group holds between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting.

On acquisition, an equity method investment is initially recognized at cost. The carrying amount of equity method investments includes goodwill identified on acquisition, net of any accumulated impairment losses. The carrying amount is adjusted by the Company’s share of post-acquisition net income or loss; depreciation, amortization or impairment of the fair value adjustments made on the underlying balance sheet at the date of acquisition; dividends; cash contributions; and the Company’s share of post-acquisition movements in Other Comprehensive Income (“OCI”).

At each reporting date, we consider whether there is objective evidence of impairment of the investments in associates. If such evidence exists, we determine the amount of impairment to record, if any, by reference to the recoverable amount of the investment determined in accordance with IAS 36, Impairment of Assets as described in the Company’s accounting policy for impairment of property, plant and equipment.

Foreign Currency Translation

Foreign Currency Translation

Functional and Presentation Currency

Items included in the financial statements of each of the entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in US dollars. The functional currency of all subsidiaries is the US dollar, while the functional currency of the parent entity, Lithium Americas Corp., is the Canadian dollar. The functional currency of the Company’s associates Minera Exar S.A., and Exar capital B.V. is the US dollar.

Transactions and Balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in profit or loss. They are deferred in equity if they are attributable to part of the net investment in a foreign operation. Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction.

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss.

For example, translation differences on non-monetary assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss and translation differences on non-monetary assets such as equities classified as available-for-sale financial assets are recognized in other comprehensive income.

3.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Parent and Subsidiary Companies

The results and financial position of foreign operations that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities for each reporting date are translated at the closing rate at that reporting date;
•

income and expenses are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and

•	all resulting exchange differences are recognized in other comprehensive loss.

The Company recognizes its share of the exchange differences on its investments in associates and joint ventures which result from translation of the results and financial position of its foreign associates and joint ventures from the functional currency to the presentation currency.

When the settlement of a monetary item receivable from or payable to a foreign operation is neither planned nor likely in the foreseeable future, foreign exchange gains and losses arising from the item are considered to form part of the net investment in a foreign operation and are recognized in other comprehensive income.

When an entity disposes of its entire interest in a foreign operation, or loses control, joint control, or significant influence over a foreign operation, the foreign currency gains or losses accumulated in other comprehensive income related to the foreign operation are recognized in profit or loss. If an entity disposes of part of an ownership interest in a foreign operation which remains a subsidiary, a proportionate amount of foreign currency gains or losses accumulated in other comprehensive income related to the subsidiary is reallocated between controlling and non-controlling interests. Ownership interest is treated solely as a percentage ownership in a subsidiary or a joint venture.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held with banks and highly liquid short-term investments which can be withdrawn at any time and are subject to an insignificant risk of changes in value.

Exploration and Evaluation Assets

Exploration and Evaluation Assets

Exploration expenditures excluding acquisition costs and claim maintenance costs are expensed until the establishment of technical feasibility and commercial viability based on a combination of the following factors:

•	The extent to which mineral reserves or mineral resources as defined in National Instrument 43-101 (“NI 43-101”) have been identified through a feasibility study or similar document;
•	Whether exploration expenditures relate to a greenfield project or were performed within the geologic formation of an existing brownfield mining project; and
•	The status of mining leases, environmental and mining permits.
3.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Costs incurred relating to the acquisition and claim maintenance of mineral properties, including option payments and annual fees to maintain the property in good standing, are capitalized and deferred by property until the project to which they relate is sold, abandoned, impaired or placed into production.  After recognition, the Company uses the cost model for exploration and evaluation assets.

The Company assesses its exploration and evaluation assets for indications of impairment on each balance sheet date and when events and circumstances indicate a risk of impairment.  A property is written down or written off when the Company determines that an impairment of value has occurred or when exploration results indicate that no further work is warranted. Exploration and evaluation assets are tested for impairment immediately prior to reclassification to mineral property development costs.

Although the Company has taken steps to verify title to mineral properties in which it has an interest, these procedures do not guarantee the Company’s title.  Such properties may be subject to prior agreements or transfers, or title may be affected by undetected defects.

Property, Plant and Equipment

Property, Plant and Equipment

On initial recognition, property, plant and equipment are valued at cost. Cost includes the purchase price and directly attributable cost of acquisition or construction required to bring the asset to the location and condition necessary to be capable of operating in the manner intended by the Company, including appropriate borrowing costs and foreign exchange losses or gains on borrowings and related cash used to construct qualifying assets as defined under IFRS. Capitalization of costs incurred ceases when the asset is capable of operating in the manner intended by management. The Company applies judgment in its assessment of when the asset is capable of operating in the manner intended by management.

Property, plant and equipment are subsequently measured at cost less accumulated depreciation, less any accumulated impairment losses, with the exception of land which is not depreciated.  When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items or major components.

Property, plant and equipment that are currently in use are depreciated as follows:

•	Process testing facility equipment included in “Equipment and machinery” – straight-line basis over the estimated useful life of 10 years;
•	Right-of-use assets included in “Other” – is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis; and
•	Office equipment included in “Other” – declining balance method at 20% annual rate.

The assets’ residual values, useful lives and depreciation methods are reviewed and adjusted, if appropriate, at each financial year-end.  The gain or loss arising on the disposal of an item of property, plant and equipment is determined as the difference between the sale proceeds and the carrying amount of the asset and is recognized in profit and loss.

Impairment of Property, Plant and Equipment

Impairment of Property, Plant and Equipment

Property, plant and equipment are assessed for impairment indicators at each reporting date or when an impairment indicator arises if not at a reporting date. Impairment indicators are evaluated and, if considered necessary, an impairment assessment is carried out.  If an impairment loss is identified, it is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount.  The recoverable amount is the higher of an asset’s fair value less cost of disposal and value in use.

Fair value is determined as the amount that would be obtained from the sale of the asset in an arm’s length transaction between knowledgeable and willing parties. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.  For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units).  These are typically individual mines, plants or development projects.

Where the factors which resulted in an impairment loss subsequently reverse, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but to an amount that does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years.  A reversal of an impairment loss is recognized immediately in profit or loss.

Non-current assets (or disposal groups) held for sale and discontinued operations

Non-current assets (or disposal groups) held for sale and discontinued operations

Non-current assets (or disposal groups) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell, except for assets such as deferred tax assets, assets arising from employee benefits, financial assets and investment property that are carried at fair value and contractual rights under insurance contracts, which are specifically exempt from this requirement.

An impairment loss is recognised for any initial or subsequent write-down of the asset (or disposal group) to fair value less costs to sell. A gain is recognised for any subsequent increases in fair value less costs to sell of an asset (or disposal group), but not in excess of any cumulative impairment loss previously recognised. A gain or loss not previously recognised by the date of the sale of the non-current asset (or disposal group) is recognised at the date of derecognition.

Non-current assets (including those that are part of a disposal group) are not depreciated or amortised while they are classified as held for sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognised.

Non-current assets classified as held for sale and the assets of a disposal group classified as held for sale are presented separately from the other assets in the balance sheet. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the balance sheet.

3.	SIGNIFICANT ACCOUNTING POLICIES (continued)

A discontinued operation is a component of the entity that has been disposed of or is classified as held for sale and that represents a separate major line of business or geographical area of operations, is part of a single coordinated plan to dispose of such a line of business or area of operations, or is a subsidiary acquired exclusively with a view to resale. The results of discontinued operations are presented separately in the statement of profit or loss.

Leases

Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company assesses whether the contract involves the use of an identified asset, whether the Company has the right to obtain substantially all of the economic benefits from use of the asset during the term of the arrangement and if the Company has the right to direct the use of the asset. At inception or on reassessment of a contract that contains one or more lease components, the Company allocates the consideration in the contract to each lease component on the basis of their relative standalone prices.

The Company leases offices, buildings, equipment and cars. Lease contracts are typically made for fixed periods of 3 to 5 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions.

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Company. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•	fixed payments (including in-substance fixed payments), less any lease incentives receivable;
•	variable lease payment that are based on an index or a rate;
•	amounts expected to be payable by the lessee under residual value guarantees;
•	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option; and
•	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the lessee’s incremental borrowing rate is used, being the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.

3.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Right-of-use assets are measured at cost comprising the following:

•	the amount of the initial measurement of lease liability;
•	any lease payments made on or before the commencement date less any lease incentives received;
•	any initial direct costs; and
•	restoration costs.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.

Financial Instruments

Financial Instruments

Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument.

On initial recognition, financial assets and liabilities are classified as and measured at: amortized cost, fair value through profit or loss (“FVTPL”) or fair value through OCI according to their contractual cash flow characteristics and the business models under which they are held.

Financial assets are measured at amortized cost if they are held for the collection of contractual cash flows where those cash flows solely represent payments of principal and interest. The Company’s intent is to hold these financial assets in order to collect contractual cash flows and the contractual terms give rise to cash flows on specified dates that are solely payments of principal and interest on the principal amount outstanding. All of the Company’s financial assets fall under this category.

Financial liabilities are measured at amortized cost unless they are required to be measured at FVTPL.

Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership.

Impairment of financial assets.

The Company assesses on a forward-looking basis the expected credit losses associated with its financial assets carried at amortized cost and at fair value through OCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

Borrowing Costs

Borrowing Costs

Borrowing costs directly attributable to the acquisition, construction or production of assets requiring a substantial period of time to get ready for their intended use or sale are capitalized as part of the cost of that asset. Capitalization of borrowing costs begins when there are borrowings and activities commence to prepare an asset for its intended use. Capitalization of borrowing costs ends when substantially all activities necessary to prepare a qualifying asset for its intended use are complete. When proceeds of project specific borrowings are invested on a temporary basis, borrowing costs are capitalized net of any investment income. Capitalization of borrowing is suspended during an extended period in which active development is interrupted.

Provisions

Provisions

Provisions are recognized when the Company has a present obligation, legal or constructive, as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. If the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.  Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Close down and restoration costs include dismantling and demolition of infrastructure and the removal of residual materials and remediation of disturbed areas.  Estimated close down and restoration costs are provided for in the accounting period when the obligation arising from the related disturbance occurs, based on the net present value of estimated future costs.  The cost estimates are updated during the life of the operation to reflect known development, such as revisions to cost estimates and to the estimated lives of the operations, and are subject to formal reviews at regular intervals.  The initial closure provision together with changes resulting from changes in estimated cash flows or discount rates are capitalized within capital assets.  These costs are then depreciated over the lives of the asset to which they relate, typically using the units of production method.  The amortization or unwinding of the discount applied in establishing the net present value of provisions is charged to the statement of comprehensive (loss)/income as a financing cost.  Provision is made for the estimated present value of the costs of environmental cleanup obligations outstanding at the statement of financial position date.

Income Taxes

Income Taxes

Income tax expense comprises current and deferred tax.  Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity.  Current tax expense is the expected tax payable on taxable income for the year, using tax rates enacted or substantively enacted at period-end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is recorded using the liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.  Temporary differences are not provided for the initial recognition of assets or liabilities that affect neither accounting or taxable loss, unless arising in a business combination, nor differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future.  The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the statement of financial position date.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized.  To the extent that the Company does not consider it probable that a deferred tax asset will be recovered, the deferred tax asset is not recorded.

Share Capital	Share Capital Common shares are classified as equity. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from equity.
Earnings/(Loss) per Share

Earnings/(Loss) per Share

Basic earnings/(loss) per share is computed by dividing the net earnings or loss attributable to shareholders of the Company by the weighted average number of common shares outstanding during the reporting period.

The diluted earnings/loss per share calculation is based on the weighted average number of common shares outstanding during the period, plus the effects of dilutive common share equivalents. This method requires that the dilutive effect of outstanding options and warrants issued should be calculated using the treasury stock method. This method assumes that all common share equivalents have been exercised at the beginning of the period (or at the time of issuance, if later), and that the funds obtained thereby were used to purchase common shares of the Company at the average trading price of the common shares during the period, but only if dilutive.

Equity- Based Compensation

Equity-Based Compensation

The Company’s equity incentive plan allows the grant of share options, restricted share units, performance share units and deferred share units. The cost of equity-settled payment arrangements is recorded based on the estimated fair value at the grant date and charged to earnings over the vesting period.

Each tranche in an award is considered a separate award with its own vesting period and grant date fair value.  Fair value of each tranche is measured at the date of grant using the appropriate pricing model, including Black-Scholes option model for options and Monte Carlo simulation methodology for performance share units.  Compensation expense is recognized over the tranche’s vesting period based on the number of awards expected to vest, by increasing contributed surplus. The number of awards expected to vest is reviewed at least annually with any impact being recognized immediately. Where equity instruments are granted to non-employees, they are recorded at the fair value of the goods or services received in the statement of comprehensive (loss)/income, unless they are related to the issuance of shares.  Amounts related to the issuance of shares are recorded as a reduction of share capital.  When the value of goods or services received in exchange for the share-based payment cannot be reliably estimated, the fair value is measured by use of a valuation model.

Newly Adopted Accounting Standards and Amendments and Pronouncements Not Yet Effective

Newly Adopted Accounting Standards and Amendments

Several amendments to accounting standards became effective in 2020, which did not have a significant impact on the Company’s financial statements.

New IFRS pronouncements issued but not yet effective to these financial statements are noted below.

Amendments to IAS 16 – Property, Plant and Equipment – proceeds before intended use. In May 2020, the IASB issued amendments to IAS 16, Property, Plant and Equipment (IAS 16). The amendments prohibit a company from deducting from the cost of property, plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use. A company will be required to recognize these sales proceeds and related costs in earnings. These amendments become effective for annual reporting periods beginning on or after January 1, 2022, and will apply retrospectively to items of property, plant and equipment that are available for use after the beginning of the earliest period presented in the financial statements in which the entity first applies the amendments.  The Company expects this amendment will impact the accounting by its associate, Minera Exar, for the commencement of operations at the Cauchari-Olaroz project.